Expenses by Nature	12 Months Ended
Dec. 31, 2020
Expenses by Nature
Expenses by Nature

(26)    Expenses by Nature

(a)  Amortization and depreciation

Expenses for the amortization and depreciation of intangible assets, right of use assets and property, plant and equipment, incurred during 2020, 2019 and 2018 classified by functions are as follows:

	Thousands of Euros
	31/12/2020	31/12/2019	31/12/2018
Cost of sales	198,310	193,081	146,530
Research and development	32,814	22,471	19,836
Selling, general & administration expenses	90,409	86,903	62,243
	321,533	302,455	228,609

(b)  Other operating income and expenses

Other operating income and expenses incurred during 2020, 2019 and 2018 by function are as follows:

	Thousands of Euros
	31/12/2020	31/12/2019	31/12/2018
Cost of sales	500,415	467,705	432,803
Research and development	156,994	166,177	152,670
Selling, general & administration expenses	499,218	457,921	410,753
	1,156,627	1,091,803	996,226

Details by nature are as follows:

	Thousands of Euros
	31/12/2020	31/12/2019	31/12/2018
Changes in trade provisions	(14,059)	(19,811)	(23,125)
Professional services	265,539	244,355	211,305
Commissions	27,147	32,178	21,941
Supplies and auxiliary materials	187,370	170,021	149,831
Operating leases (note 9)	28,176	33,235	84,299
Freight	137,466	130,663	112,340
Repair and maintenance expenses	147,039	136,377	107,806
Advertising	55,073	59,063	44,659
Insurance	30,776	25,647	22,632
Royalties	40,634	10,674	10,726
Travel expenses	23,005	61,346	51,428
External services	71,240	64,099	53,391
R&D Expenses	101,410	103,053	100,889
Other	55,811	40,903	48,104
Other operating income&expenses	1,156,627	1,091,803	996,226